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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         KKR Asset Management LLC
                 ---------------------------------
   Address:      555 California Street, 50th Floor
                 ---------------------------------
                 San Francisco, CA 94104
                 -------------------------------

Form 13F File Number: 28-14775
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nicole Macarchuk
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (415) 315-6538
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Nicole Macarchuk          San Francisco, CA   February 14, 2013
   -------------------------------    -----------------   -----------------
             [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 63
                                        --------------------

Form 13F Information Table Value Total: $629,145
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name

      1       28-12880                  Kohlberg Kravis Roberts & Co. L.P.
    ------       -----------------      ----------------------------------

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                           FORM 13F INFORMATION TABLE
                            KKR ASSET MANAGEMENT LLC
                       FOR QUARTER ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
                                                      VALUE (x SHRS OR PRN SH/           INVESTMENT    OTHER  -----------------
     NAME OF ISSUER        TITLE OF CLASS     CUSIP    $1000)      AMT     PRN PUT/CALL  DISCRETION  MANAGERS SOLE SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN AXLE & MFG HLDGS
 IN                       COM              024061103 9,055     808,500     SH           SHARED-OTHER 1             808,500
APPLE INC                 COM              037833100 6,333     11,900      SH           SHARED-OTHER 1             11,900
BEAM INC                  COM              073730103 2,254     36,900      SH           SHARED-OTHER 1             36,900
BRINKER INTL INC          COM              109641100 2,148     69,300      SH           SHARED-OTHER 1             69,300
BROWN FORMAN CORP         CL B             115637209 2,252     35,600      SH           SHARED-OTHER 1             35,600
CAMERON INTERNATIONAL
 CORP                     COM              13342B105 6,228     110,300     SH           SHARED-OTHER 1             110,300
CEMEX SAB DE CV           SPON ADR NEW     151290889 6,514     660,000     SH           SHARED-OTHER 1             660,000
CIT GROUP INC             COM NEW          125581801 8,829     228,500     SH           SHARED-OTHER 1             228,500
COMCAST CORP NEW          CL A             20030N101 9,056     242,400     SH           SHARED-OTHER 1             242,400
COMVERSE INC              COM              20585P105 25,191    882,973     SH           SHARED-OTHER 1             882,973
COMVERSE TECHNOLOGY INC   COM PAR $0.10    205862402 37,746    9,829,752   SH           SHARED-OTHER 1             9,829,752
COSTCO WHSL CORP NEW      COM              22160K105 12,568    127,300     SH           SHARED-OTHER 1             127,300
DANAHER CORP DEL          COM              235851102 8,944     160,000     SH           SHARED-OTHER 1             160,000
DISNEY WALT CO            COM DISNEY       254687106 8,713     175,000     SH           SHARED-OTHER 1             175,000
DOLLAR TREE INC           COM              256746108 3,330     82,100      SH           SHARED-OTHER 1             82,100
EAGLE MATERIALS INC       COM              26969P108 11,472    196,100     SH           SHARED-OTHER 1             196,100

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
                                                      VALUE (x SHRS OR PRN SH/           INVESTMENT    OTHER  -----------------
     NAME OF ISSUER        TITLE OF CLASS     CUSIP    $1000)      AMT     PRN PUT/CALL  DISCRETION  MANAGERS SOLE SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
EASTMAN CHEM CO           COM              277432100 15,931    234,100     SH           SHARED-OTHER 1             234,100
EOG RES INC               COM              26875P101 8,141     67,400      SH           SHARED-OTHER 1             67,400
EQUINIX INC               COM NEW          29444U502 8,990     43,600      SH           SHARED-OTHER 1             43,600
EXPEDITORS INTL WASH INC  COM              302130109 11,549    292,000     SH           SHARED-OTHER 1             292,000
FMC TECHNOLOGIES INC      COM              30249U101 7,521     175,600     SH           SHARED-OTHER 1             175,600
GENERAL MTRS CO           COM              37045V100 20,718    718,640     SH           SHARED-OTHER 1             718,640
GNC HLDGS INC             COM CL A         36191G107 4,546     136,600     SH           SHARED-OTHER 1             136,600
GOOGLE INC                CL A             38259P508 26,456    37,400      SH           SHARED-OTHER 1             37,400
GRAINGER W W INC          COM              384802104 23,880    118,000     SH           SHARED-OTHER 1             118,000
HARBINGER GROUP INC       COM              41146A106 1,538     200,000     SH           SHARED-OTHER 1             200,000
HESS CORP                 COM              42809H107 10,332    195,100     SH           SHARED-OTHER 1             195,100
HOME DEPOT INC            COM              437076102 8,962     144,900     SH           SHARED-OTHER 1             144,900
INTL PAPER CO             COM              460146103 13,334    334,700     SH           SHARED-OTHER 1             334,700
ISHARES INC               MSCI BRAZIL      464286400 4,302     76,900      SH           SHARED-OTHER 1             76,900
KB HOME                   COM              48666K109 3,955     250,300     SH           SHARED-OTHER 1             250,300
LAMAR ADVERTISING CO      CL A             512815101 7,119     183,725     SH           SHARED-OTHER 1             183,725
LENNAR CORP               CL A             526057104 2,200     56,900      SH           SHARED-OTHER 1             56,900
LOWES COS INC             COM              548661107 13,473    379,300     SH           SHARED-OTHER 1             379,300
MARATHON OIL CORP         COM              565849106 14,484    472,400     SH           SHARED-OTHER 1             472,400

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
                                                      VALUE (x SHRS OR PRN SH/           INVESTMENT    OTHER  -----------------
     NAME OF ISSUER        TITLE OF CLASS     CUSIP    $1000)      AMT     PRN PUT/CALL  DISCRETION  MANAGERS SOLE SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC            CL A             57636Q104 10,906    22,200      SH           SHARED-OTHER 1             22,200
MEAD JOHNSON NUTRITION CO COM              582839106 5,225     79,300      SH           SHARED-OTHER 1             79,300
MGM RESORTS INTERNATIONAL COM              552953101 10,278    883,000     SH           SHARED-OTHER 1             883,000
MICROSOFT CORP            COM              594918104 11,485    430,000     SH   CALL    SHARED-OTHER 1             430,000
NETAPP INC                COM              64110D904 4,348     129,600     SH           SHARED-OTHER 1             129,600
NEWS CORP                 CL A             65248E104 19,898    780,000     SH           SHARED-OTHER 1             780,000
PEABODY ENERGY CORP       COM              704549104 1,996     75,000      SH           SHARED-OTHER 1             75,000
PPG INDS INC              COM              693506107 8,920     65,900      SH           SHARED-OTHER 1             65,900
PRECISION CASTPARTS CORP  COM              740189105 8,808     46,500      SH           SHARED-OTHER 1             46,500
PRICELINE COM INC         COM NEW          741503403 12,904    20,800      SH           SHARED-OTHER 1             20,800
SBA COMMUNICATIONS CORP   COM              78388J106 8,951     126,100     SH           SHARED-OTHER 1             126,100
SCHLUMBERGER LTD          COM              806857108 9,397     135,600     SH           SHARED-OTHER 1             135,600
SELECT SECTOR SPDR TR     SBI INT-FINL     81369Y605 14,489    884,000     SH           SHARED-OTHER 1             884,000
SELECT SECTOR SPDR TR     SBI HEALTHCARE   81369Y209 10,568    265,000     SH           SHARED-OTHER 1             265,000
SEMGROUP CORP             CL A             81663A105 4,635     118,600     SH           SHARED-OTHER 1             118,600
SHERWIN WILLIAMS CO       COM              824348106 17,689    115,000     SH           SHARED-OTHER 1             115,000
TARGET CORP               COM              87612E106 5,941     100,400     SH           SHARED-OTHER 1             100,400
TEREX CORP NEW            COM              880779103 3,834     136,400     SH           SHARED-OTHER 1             136,400

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
                                                      VALUE (x SHRS OR PRN SH/           INVESTMENT    OTHER  -----------------
     NAME OF ISSUER        TITLE OF CLASS     CUSIP    $1000)      AMT     PRN PUT/CALL  DISCRETION  MANAGERS SOLE SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
THE ADT CORPORATION       COM              00101J106 9,298     200,000     SH           SHARED-OTHER 1             200,000
TOLL BROTHERS INC         COM              889478103 2,531     78,300      SH           SHARED-OTHER 1             78,300
TRANSDIGM GROUP INC       COM              893641100 17,959    131,700     SH           SHARED-OTHER 1             131,700
U S G CORP                COM NEW          903293405 4,530     161,400     SH           SHARED-OTHER 1             161,400
VERINT SYS INC            COM              92343X100 10,863    370,000     SH           SHARED-OTHER 1             370,000
VISA INC                  COM CL A         92826C839 11,808    77,900      SH           SHARED-OTHER 1             77,900
WABCO HLDGS INC           COM              92927K102 11,513    176,600     SH           SHARED-OTHER 1             176,600
WALTER ENERGY INC         COM              93317Q105 1,977     55,100      SH           SHARED-OTHER 1             55,100
WILLIAMS COS INC DEL      COM              969457100 6,548     200,000     SH           SHARED-OTHER 1             200,000
WYNDHAM WORLDWIDE CORP    COM              98310W108 13,781    259,000     SH           SHARED-OTHER 1             259,000